real estate joint ventures and investments in associates - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
real estate joint ventures and investments in associates
Interest expense	$ 392	$ 325	$ 797	$ 650
Net income	221	196	361	420
Comprehensive income (loss)	223	115	482	341
Real estate joint ventures
real estate joint ventures and investments in associates
Revenue	6	7	13	13
Depreciation and amortization		2		4
Interest expense	2	2	5	5
Net income	(3)	(5)	(7)	(11)
Comprehensive income (loss)	(3)	$ (5)	(7)	$ (11)
Provision for income taxes of the partners recognized in net income and comprehensive income	$ 0		$ 0